BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS
BORROWINGS

17. BORROWINGS

        Notes—As of December 31, 2012 and 2011, the Group's notes consisted of the following:

	Currency	Interest rate	2012	2011
MTS International Notes due 2020 (Note 2)	USD	8.625%	$750,000	$750,000
MTS OJSC Notes due 2020	RUB	8.15%	493,865	465,895
MTS OJSC Notes due 2016	RUB	8.75%	58,865	465,895
MTS OJSC Notes due 2014	RUB	7.60%	448,382	422,988
MTS Finance Notes due 2012 (Note 29)	USD	8.00%	—	400,000
MTS OJSC Notes due 2017	RUB	8.70%	329,243	310,597
MTS OJSC Notes due 2018	RUB	8.00%	316,419	298,499
MTS OJSC Notes due 2015	RUB	7.75%	248,150	234,097
MTS OJSC Notes due 2013	RUB	7.00%	14,118	13,318
Plus: unamortized premium			476	608
Less: unamortized discount			—	(15)

Total notes			$2,659,518	$3,361,882
Less: current portion			(330,537)	(865,880)

Total notes, long-term			$2,328,981	$2,496,002

        The Group has an unconditional obligation to repurchase certain MTS OJSC Notes at par value if claimed by the noteholders subsequent to the announcement of the sequential coupon. The dates of the announcement for each particular note issue are as follows:

MTS OJSC Notes due 2018	June 2013
MTS OJSC Notes due 2020	November 2015

        The notes therefore can be defined as callable obligations under the FASB authoritative guidance on debt, as the holders have the unilateral right to demand repurchase of the notes at par value upon announcement of new coupons. The FASB authoritative guidance on debt requires callable obligations to be disclosed as maturing in the reporting period, when the demand for repurchase could be submitted disregarding the expectations of the Group about the intentions of the noteholders. The Group discloses the notes as maturing in 2013 (MTS OJSC Notes due 2018) and in 2015 (MTS OJSC Notes due 2020) in the aggregated maturities schedule as these are the reporting periods when the noteholders will have the unilateral right to demand repurchase.

        In July 2012, the Group changed the coupon rate for MTS OJSC Notes due 2016 from 14.25% to 8.75%. Following the announcement of new coupon rates the Group repurchased MTS OJSC Notes due 2016 at the request of eligible noteholders in the amount of RUB 13.2 billion ($401.0 million as of the date of the transaction). The new coupon rate is valid till the final due dates of the notes.

        During 2012 the Group conducted a number of REPO transactions with the repurchased notes to obtain short-term financing. As of December 31, 2012, the Group had the following unclosed REPO transactions with due date on January 9, 2013:

	# of Notes	Due amount	Unrealized premium	Total
MTS OJSC Notes due 2013	2,470,000	$66,965	$39	$67,004
MTS OJSC Notes due 2015	2,463,000	66,992	54	67,046
MTS OJSC Notes due 2014	279,350	7,877	5	7,882
MTS OJSC Notes due 2018	210,000	5,722	5	5,727

				$147,659

        The above balance is included in the short-term portion of bank loans and other debt disclosed below.

        The fair values of notes based on the market quotes as of December 31, 2012 at the stock exchanges where they are traded were as follows:

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Irish stock exchange	126.25	$946,875
MTS OJSC Notes due 2020	MICEX	99.45	491,148
MTS OJSC Notes due 2014	MICEX	99.42	445,781
MTS OJSC Notes due 2017	MICEX	100.50	330,889
MTS OJSC Notes due 2018	MICEX	100.28	317,305
MTS OJSC Notes due 2015	MICEX	100.00	248,150
MTS OJSC Notes due 2016	MICEX	100.00	58,865
MTS OJSC Notes due 2013	MICEX	99.84	14,095

Total notes			$2,853,108

        Bank loans and other debt—As of December 31, 2012 and 2011, the Group's loans from banks and financial institutions consisted of the following:

			December 31,
		Interest rate (actual at December 31, 2012)
	Maturity		2012	2011
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2013 - 2020	LIBOR +1.15% (1.66%)	$923,182	$580,742
Skandinavska Enskilda Banken AB	2013 - 2017	LIBOR+0.23% - 1.8% (0.73% - 2.31%)	167,000	204,507
EBRD	2012	—	—	83,333
HSBC Bank plc and ING BHF Bank AG	2013 - 2014	LIBOR+0.3% (0.81%)	31,762	51,503
Citibank International plc and ING Bank N.V.	2013	LIBOR+0.43% (0.93%)	18,889	40,688
HSBC Bank plc, ING Bank and Bayerische Landesbank	2013 - 2015	LIBOR+0.3% (0.81%)	26,351	42,961
Commerzbank AG, ING Bank AG and HSBC Bank plc	2013 - 2014	LIBOR+0.3% (0.81%)	21,704	36,495
ABN AMRO Bank N.V.	2013	LIBOR+0.35% (0.86%)	6,287	12,574
Other	2013	Various	3,004	9,356

			$1,198,179	$1,062,159
EUR-denominated:
Credit Agricole Corporate Bank and BNP Paribas	2013 - 2018	EURIBOR+1.65% (1.97%)	$55,032	$64,033
LBBW	2013 - 2017	EURIBOR+0.75% (1.07%)	30,884	36,215
Bank of China	2013 - 2016	EURIBOR+1.95% (2.27%)	95,630	116,812
ABN AMRO Bank N.V.	2013	EURIBOR+0.35% (0.67%)	4,584	8,958
Other	2013	Various	2,023	8,064

			$188,153	$234,082
RUB-denominated:
Sberbank	2015 - 2017	8.50% 1)	$3,292,430	$3,105,967
Bank of Moscow	2013	8.25%	131,697	434,835
Notes in REPO	2013	6.13%	147,659	—
Gazprombank	—	—	—	472,107
Other	2013 - 2023	Various	17,288	25,057

			$3,589,074	$4,037,966
Debt-related parties	—	—	—	6,799

			$—	$6,799
Total bank loans			$4,975,406	$5,341,006
Less: current portion			(573,597)	(283,025)

Total bank loans, long-term			$4,401,809	$5,057,981

(1)
Initially, the interest rate on the Sberbank RUB-denominated credit facilities due 2015-2017 of 8.95% was valid till March 2011 and for the period from December 2013 till the final maturity date in December 2017. In August 2011 the interest rate for the period from December 2013 till the final maturity date in December 2017 was decreased by 0.45% to 8.5%. The interest rate for the period from March 2011 till August 16, 2011 depended on the volume of turnovers on the bank accounts of certain entities of the Group and in fact was 8.95%. The interest rate for the period starting from August 17, 2011 till December 2013 also depends on the volume of turnovers on the bank accounts of certain entities of the Group. In case the average volume falls below a certain limit, the interest rate is increased by 1% to 9.5%. In addition, Sberbank is entitled to voluntarily revise the interest rate on the lines as a result of and proportionate to the change in the refinancing rate set by the Central Bank of Russia.

        During 2012, 2011 and 2010 the Group renegotiated interest rates and maturities schedules for its several credit facilities. The amendments to the agreements, which resulted in the change in the present value of cash flows under the new terms to the present value of cash flows under the original terms exceeding 10%, were treated as substantial modifications of debt with the immediate write off of the related debt issuance costs capitalized by the Group. The Group recognized an additional loss of $26.7 million as a result of substantial debt modification in interest expense of the Group's statement of operations and comprehensive income for the year ended December 31, 2010. None of the amendments to the credit facilities agreements of the Group signed in 2011 and 2012 were considered to be substantial.

        Borrowing costs and interest capitalized—Borrowing costs include interest incurred on existing indebtedness and debt issuance costs. Interest costs for assets that require a period of time to prepare them for their intended use are capitalized and amortized over the estimated useful lives of the related assets. The capitalized interest costs for the years ended December 31, 2012, 2011 and 2010 were $58.3 million, $52.3 million and $43.9 million, respectively. Debt issuance costs are capitalized and amortized over the term of the respective borrowings using the effective interest method.

        Interest expense, net of amounts capitalized and amortization of debt issuance costs, for the years ended December 31, 2012, 2011 and 2010 were $537.8 million, $628.4 million and $688.0 million, respectively.

        Compliance with covenants—Bank loans and notes of the Group are subject to certain covenants limiting the Group's ability to incur debt, create liens, dispose assets, sell or transfer lease properties, enter into loan transactions with affiliates, delist notes, delay coupon payments, merge or consolidate with another entity or convey its properties and assets to another entity, sell or transfer any of its GSM licenses for the Moscow, St. Petersburg, Krasnodar and Ukraine license areas, be subject to a judgment requiring payment of money in excess of $10.0 million, which continue unsatisfied for more than 60 days without being appealed, discharged or waived or the execution thereof stayed.

        The Group is also required to comply with certain financial ratios, maintain ownership in certain subsidiaries and to take all commercially reasonable steps necessary to maintain a rating of the notes assigned by Moody's and Standard & Poor's.

        Also, the noteholders of MTS International Notes due 2020 have the right to require the Group to redeem the notes at 101% of their principal amount, plus accrued interest, if the Group experiences certain types of mergers, consolidations or there is change in control. An event of default under the notes may trigger cross default provisions with debt raised by Sistema, the controlling shareholder of the Group.

        If the Group fails to meet these covenants, after certain notice and cure periods, the debtholders can accelerate the debt to be immediately due and payable.

        The Group was in compliance with all existing notes and bank loans covenants as of December 31, 2012.

        As of December 31, 2012, the Group has not had any pledged assets.

        Available credit facilities—As of December 31, 2012, the Group's total available unused credit facilities amounted to $773.2 million and related to the following credit lines:

	Maturity	Interest rate	Commitment fees(1)	Available till	Available amount
Credit Agricole (Finnvera)	2019	EURIBOR + 1.65%	0.825%	February 2013	$198,675
Sberbank	2014	MosPrime + 1.325%	0.10%	September 2014	329,243
Gazprombank	2013	MosPrime + 1.425%	—	June 2013	80,665
Rosbank	2014	MosPrime + 1.25%	—	July 2014	82,311
ING Bank Eurasia	2013	MosPrime/LIBOR/EURIBOR + 1.50%	—	July 2013	82,311

Total					$773,205

(1)
Payable on undrawn amount of available facilities.

        In addition, the Group has a credit facility made available by CitiBank at MosPrime+1.50% interest rate with the available amount set up on request and to be repaid within 182 days.

        The following table presents the aggregated scheduled maturities of principal on notes and bank loans outstanding for the five years ending December 31, 2017 and thereafter:

	Notes	Bank loans
Payments due in the year ending December 31,
2013	$330,537	$573,597
2014	448,382	230,444
2015	742,490	1,301,100
2016	58,865	1,297,657
2017	329,244	1,257,809
Thereafter	750,000	314,799

Total	$2,659,518	$4,975,406